UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06591

Morgan Stanley Quality Municipal Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation
S-X is as follows:

Morgan Stanley Quality Municipal Income Trust

Portfolio of Investments January 31, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (175.2%)
	Alabama (1.2%)
$3,700	University of Alabama, Ser 2004-A (MBIA Insd)	5.25%	07/01/22	$3,939,538
	Alaska (1.0%)
4,000	Northern Tobacco Securitization Corporation, Alaska, Asset Backed Ser 2006 A	5.00	06/01/46	3,368,400
	Arizona (5.1%)
2,000	Arizona Transportation Board, Highway Refg Ser 2002 A	5.25	07/01/19	2,201,020
3,000	Phoenix Civic Improvement Corporation, Arizona, Airport Ser 2002 B (AMT) (FGIC Insd)	5.25	07/01/32	3,016,290
3,800	Phoenix Civic Improvement Corporation, Arizona, Jr Lien Water Ser 2002 (FGIC Insd)	5.00	07/01/26	3,890,478
6,000	Salt River Project Agricultural Improvement & Power District, Arizona, 2002 Ser B	5.00	01/01/31	6,204,840
2,000	Surprise Municipal Property Corporation, Arizona, Ser 2007	4.90	04/01/32	1,872,420
				17,185,048
	California (29.5%)
10,000	California Economic Recovery, Ser 2004 A	5.00	07/01/16	10,745,600
2,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	1,982,360
2,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 A	5.25	04/01/39	2,018,360
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (AMBAC Insd)	5.00	07/01/36	5,553,950
3,000	California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29	3,088,830

6,000	California Pollution Control Financing Authority, Keller Canyon Landfill Co/Browning-Ferris Industries Inc Ser 1992 (AMT)	6.88	11/01/27	6,006,420
4,000	California Statewide Communities Development, Baptist University Ser 2007 A	5.40	11/01/27	3,888,480
5,000	California Statewide Communities Development, John Muir Health Ser 2006 A	5.00	08/15/32	4,978,900
5,000	California, Various Purpose dtd 05/01/03	5.25	02/01/19	5,357,550
16,000	California, Various Purpose Dtd 11/01/06*	4.50	10/01/36	14,891,040
6,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/29	6,014,640
4,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2007 A	5.75	06/01/47	3,834,720
8,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	6,930,640
4,000	Los Angeles, California, Ser 2004 A (MBIA Insd)	5.00	09/01/24	4,207,840
4,000	Port of Oakland, California, Ser 2002 L (AMT) (FGIC Insd)	5.00	11/01/32	4,008,080
3,720	San Diego County Water Authority, California, Ser 2002 A COPs (MBIA Insd)	5.00	05/01/27	3,812,851
1,000	San Diego County, Burnham Institute for Medical Research Ser 2006 COPs	5.00	09/01/34	924,630
16,000	Silicon Valley Tobacco Securitization Authority Tobacco Settlement, Santa Clara Tobacco Securitization Corp. Aer 2007	0.00	06/01/36	2,369,920
5,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2006 A-1	5.00	06/01/37	4,310,300
2,600	University of California, Ser 2007-J (FSA Insd)*	4.50	05/15/31	2,569,073
2,400	University of California, Ser 2007-J (FSA Insd)*	4.50	05/15/35	2,371,452
				99,865,636
	Colorado (2.8%)
1,750	Boulder County, Colorado, University Corp for Atmospheric Research Ser 2002 (MBIA Insd)	5.38	09/01/18	1,898,190
1,750	Boulder County, Colorado, University Corp for Atmospheric Research Ser 2002 (MBIA Insd)	5.38	09/01/21	1,898,190
2,000	Colorado Educational & Cultural Facilities Authority, Peak to Peak Charter School Refg & Impr Ser 2004 (XLCA Insd)	5.25	08/15/34	2,028,100

2,000	Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D	5.25	11/15/35	2,031,500
1,590	Denver Convention Center Hotel Authority, Colorado, Refg Ser 2006 (XLCA Insd)	5.00	12/01/30	1,569,648
				9,425,628
	Connecticut (1.5%)
5,000	Connecticut Housing Finance Authority, SubSer A-2 (AMT)	5.15	05/15/38	4,957,900
	Delaware (0.3%)
1,000	New Castle County, Delaware, Newark Charter School Inc Ser 2006	5.00	09/01/36	863,430
	District of Columbia (1.8%)
6,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00	02/01/31	6,013,740

	Florida (7.8%)
3,000	Broward County School Board, Florida, Ser 2001 A COPs (FSA Insd)	5.00	07/01/26		3,067,200
3,500	Broward County, Florida, Water & Sewer Utility Ser 2003 (MBIA Insd)	5.00	10/01/24		3,623,795
3,000	Highlands County Health Facilities Authority, Florida, Adventist Health/Sunbelt Ser 2006 C	5.25	11/15/36		3,033,420
3,300	Jacksonville Electric Authority, Florida, St Johns Power Park Refg Issue 2 Ser 17	5.00	10/01/18		3,489,189
1,500	Lee County Industrial Development Authority, Florida, Shell Point Village/The Alliance Community for Retirement Living Inc, Ser 2006	5.13	11/15/36		1,335,045
12,000	South Miami Health Facilities Authority, Florida, Baptist Health South Florida Ser 2007*	5.00	08/15/42		11,899,140
					26,447,789
	Georgia (8.8%)
3,000	Atlanta, Georgia, Airport Passenger Facilities Charge Airport Ser 2004 J (FSA Insd)	5.00	01/01/34		3,064,050
10,000	Augusta, Georgia, Water & Sewerage Ser 2000 (FSA Insd)	5.25	10/01/10	+	10,843,100
6,000	Georgia Road & Tollway Authority, Ser 2004	5.00	10/01/22		6,391,980
9,000	Georgia Road & Tollway Authority, Ser 2004	5.00	10/01/23		9,587,970
					29,887,100
	Hawaii (7.4%)
5,000	1992 Ser BZ	6.00	10/01/10		5,470,900
8,000	1992 Ser BZ	6.00	10/01/11		8,979,360
10,000	Honolulu City & County, Hawaii, Ser 2003 A (MBIA Insd)*	5.25	03/01/26		10,578,950
					25,029,210
	Idaho (0.3%)
945	Idaho Housing & Finance Association, 2000 Ser E (AMT)	6.00	01/01/32		970,411
110	Idaho Housing Agency, 1992 Ser E (AMT)	6.75	07/01/12		112,069
					1,082,480
	Illinois (5.1%)
4,000	Chicago, Illinois, O' Hare Int'l Airport Third Lien Ser 2003 B-2 (AMT)(FSA Insd)	5.75	01/01/23		4,287,040
4,000	Cook County, Illinois, Ser 1992 C (FGIC Insd)	6.00	11/15/09		4,263,960
6,000	llinois, First Ser 2002 (MBIA Insd)	5.375	07/01/20		6,490,980
2,000	Schaumburg, Illinois, Ser 2004 B (FGIC Insd)	5.25	12/01/34		2,086,680
					17,128,660
	Indiana (7.3%)

10,000	Indiana Bond Bank, Revolving Fund Ser 2001 A	5.00	02/01/23		10,471,700
6,000	Indiana Health & Educational Facility Financing Authority, Clarian Health Ser 2006 A	5.25	02/15/40		5,986,020
6,335	Indiana Transportation Finance Authority, Highway Ser 2000 (FGIC Insd)	5.375	12/01/10	+	6,858,525
1,400	Marion County Convention & Recreational Facilities Authority, Indiana, Refg Ser 2003 A (AMBAC Insd)	5.00	06/01/21		1,482,768
					24,799,013
	Kansas (0.8%)
3,000	University of Kansas Hospital Authority, KU Health Ser 2002	4.50	09/01/32		2,696,910

	Kentucky (1.5%)
5,000	Louisville & Jefferson County Metropolitan Sewer District, Kentucky, Ser 1999 A (FGIC Insd)	5.75	05/15/33		5,223,250

	Maryland (4.8%)
2,000	Baltimore County, Maryland, Oak Crest Village Ser 2007 A	5.00	01/01/37		1,846,460
3,000	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00	01/01/17		2,989,199
5,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Ser 2001	5.25	07/01/11	+	5,453,500
1,500	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Ser 2002	6.00	07/01/12	+	1,709,115
2,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Ser 2006 A	5.00	07/01/41		1,971,140
2,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 2003 (AMT) (AMBAC Insd)	5.50	04/01/16		2,160,940
					16,130,354
	Michigan (4.2%)
6,000	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25	11/15/46		5,953,260
5,000	Michigan Strategic Fund, Detroit Edison Co Ser 2001 C (AMT)	5.65	09/01/29		5,092,050
3,000	Wayne County, Michigan, Detroit Metropolitan Wayne County Airport Refg Ser 2002 D (AMT) (FGIC Insd)	5.50	12/01/17		3,165,330
					14,210,640
	Minnesota (0.6%)

2,000	Western Minnesota Municipal Power Agency, 2003 Ser A (MBIA Insd)	5.00	01/01/30	2,037,420
	Missouri (1.2%)
2,250	Gravois Bluffs Transportaion Development District, Montana, Sales TaxSer 2007	4.75	05/01/32	2,200,703
1,500	Missouri Health & Educational Facilities Authority, Lutheran SeniorServices Ser 2005 A	5.375	02/01/35	1,505,205
210	Missouri Housing Development Commission, Homeownership Ser 2000 B-1 (AMT)	6.25	03/01/31	216,017
				3,921,925
	Montana (0.8%)
2,825	Montana Board of Housing, 2000 Ser B (AMT)	6.00	12/01/29	2,863,476

	Nebraska (2.9%)
10,000	Nebraska Investment Financial Authority, Single Family Housing Revenue Ser 2007 E (AMT)*	5.15	09/01/38	9,885,750

	Nevada (4.2%)
1,000	Clark County, Nevada, Jet Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd)	5.38	07/01/19	1,054,380
2,000	Clark County, Nevada, Airport Sub Lien Ser 2004 (AMT) (FGIC Insd)	5.50	07/01/20	2,135,000
1,100	Clark County, Nevada, Jet Aviation Fuel Tax Ser 2003 C (AMT)(AMBAC Insd)	5.38	07/01/20	1,155,143
2,000	Clark County, Nevada, Jet Aviation Fuel Tax Ser 2003 C (AMT)(AMBAC Insd)	5.38	07/01/22	2,081,080
5,345	Las Vegas Vallley Water District, Nevada, Water Impr Refg Ser 2003 A (FGIC Insd)	5.25	06/01/20	5,798,203
2,000	Reno, Nevada, Renown Regional Medical Center Ser 2007 A	5.25	06/01/37	1,960,260
				14,184,066
	New Jersey (11.7%)
2,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.75	06/15/29	1,993,260
1,565	New Jersey Housing Mortgage Finance Authority, Home Buyer Ser 2000 CC (AMT) (MBIA Insd)	5.88	10/01/31	1,604,235
5,000	New Jersey Transportation Trust Fund Authority, 1999 Ser A	5.75	06/15/20	5,900,800
12,000	New Jersey Turnpike Authority, Ser 2003 A (FGIC Insd) ##	5.00	01/01/27	12,308,279
10,000	Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC Insd)	5.00	12/01/20	10,759,100
5,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1A	4.625	06/01/26	4,375,100
6,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1B	0.00	06/01/41	640,620
2,000	University of Medicine & Dentistry, New Jersey, Ser 2004 COPs (MBIA Insd)	5.25	06/15/23	2,133,520

					39,714,914
	New Mexico (0.9%)
3,000	Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999 (AMBAC Insd)	5.25		05/15/19	3,074,400

	New York (17.8%)
10,000	Metropolitan Transportation Authority, New York, Transportation Refg Ser 2002 A (FGIC Insd)	5.00		11/15/25	10,260,200
5,000	Nassau County Tobacco Settlement Corporation, New York, Ser 2006 A-3	5.125		06/01/46	4,785,800
18,000	New York City Municipal Water Finance Authority, New York, 2002 Ser B	5.00		06/15/26	18,740,520
3,500	New York City Municipal Water Finance Authority, New York, 2003 Ser A	5.375		06/15/19	3,816,365
10,000	New York City Municipal Water Finance Authority, New York, 2004 Ser A	5.00		06/15/35	10,257,300
2,000	Seneca Nation Indians Cap Ser A	5.00	#	12/01/23	1,842,360
5,000	Tobacco Settlement Financing Corporation, New York, State Contingency Ser 2003 B-1C	5.50		06/01/17	5,307,750
5,000	Triborough Bridge & Tunnel Authority, New York, Refg 2002 E (MBIA Insd)	5.25		11/15/22	5,327,950
					60,338,245
	North Carolina (1.4%)
4,500	Charlotte, North Carolina, Water & Sewer Ser 2001	5.125		06/01/26	4,688,280

	North Dakota (0.8%)
2,750	Ward County, North Dakota, Trinity Ser 2006	5.13		07/01/29	2,697,310

	Ohio (3.3%)
5,370	Cuyahoga County, Ohio, Cleveland Clinic Ser 2003 A	6.00		01/01/32	5,818,878
3,000	Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A	5.625		10/01/17	3,187,020
2,000	Ohio State University, General Receipts Ser 2002 A	5.125		12/01/31	2,099,240
					11,105,138
	Oklahoma (0.4%)
1,500	Oklahoma Development Finance Authority, Oklahoma, Great Plains Medical Center Ser 2007	5.125		12/01/36	1,352,115

	Pennsylvania (4.3%)

4,000	Allegheny County Redevelopment Authority, Pennsylvania, West Penn Allegheny Health Ser 2007 A*	5.375	11/15/40		3,486,680
10,000	Pennsylvania, First Ser 2003 (MBIA Insd)*	5.00	01/01/13	+	11,054,550
					14,541,230
	South Carolina (4.8%)
3,000	Charleston Educational Excellence Financing Corporation, South Carolina, Charleston County School District Ser 2005	5.25	12/01/29		3,088,050
70	Lexington County, South Carolina, Health Services District, Lexmed Inc., Ser 2007 A	5.00	11/01/16		74,908
345	Richland County, Environmental Improvement Revenue, South Carolina, International Paper Company Ser 2007 A	4.60	09/01/12		349,181
5,000	South Carolina Public Service Authority, Refg Ser 2002 D (FSA Insd)	5.00	01/01/20		5,358,100
7,000	South Carolina Public Service Authority, Refg Ser 2003 A (AMBAC Insd)	5.00	01/01/22		7,314,090
					16,184,329
	Tennessee (3.0%)
2,000	Sullivan County Health Educational & Housing Facilities Board, Tennessee, Wellmont Health Ser 2006 C	5.25	09/01/36		1,907,520
8,000	Tennessee Energy Acquisition Corporation, Ser 2006 A*	5.25	09/01/19		8,405,320
					10,312,840
	Texas (18.0%)
2,000	Alliance Airport Authority, Texas, Federal Express Corp Refg Ser 2006 (AMT)	4.85	04/01/21		1,941,320
10,000	Austin, Texas, Water & Wastewater Refg Ser 2001 A & B (FSA Insd)*	2.125	05/15/27		10,196,920
3,000	Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)	7.70	03/01/32		3,110,100
6,000	Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA Insd)	5.875	07/01/17		6,238,920
5,000	Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA Insd)	5.625	07/01/30		5,143,950
15,000	Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25	05/15/23		15,772,650
2,350	Northside Independent School District, Texas, Bldg & Refg Ser 2001 (PSF)	5.00	02/15/26		2,432,908
13,960	San Antonio, Texas, Water & Refg Ser 2001 (FGIC Insd)	5.00	05/15/26		14,176,659
2,000	Tarrant County Cultural Educational Facilities Finance Corp, Texas, Air	5.125	05/15/37		1,917,960
	Force Village II Inc Ser 2007				60,931,387

	Vermont (0.6%)
2,500	Vermont Economic Development Authority, Wake Robin Corp Ser 2006 A	5.375	05/01/36		2,190,375

	Virginia (1.5%)

2,000	Fairfax County Economic Development Authority, Virginia, Goodwin House Inc Ser 2007	5.125		10/01/42	1,874,900
1,450	Henrico County Economic Development Authority Residential Care Facilities, Virginia, Westminister Canterbury Management Corp	5.00		10/01/27	1,408,371
1,750	Henrico County Economic Development Authority Residential Care Facilities, Virginia, Westminister Canterbury Management Corp	5.00		10/01/35	1,636,828
					4,920,099
	Washington (5.8%)
7,000	Energy Northwest, Washington, ColuMBIA Insd Refg Ser 2001 C (MBIA Insd)	5.75		07/01/18	7,691,740
5,000	Grant County Public Utility District #2, Washington, Electric Refg Ser 2001 H (FSA Insd)	5.38		01/01/18	5,329,850
4,010	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA Insd)*	5.00		12/01/23	4,056,560
2,500	Spokane School District #81, Washington, Ser 2005 (MBIA Insd)	0.00	++	06/01/23	2,519,275
					19,597,425
	Total Tax-Exempt Municipal Bonds (Cost $580,230,079)				592,795,450

NUMBER OF SHARES (000)
	Short-Term Investment (a) (3.1%)
	Investment Company
10,341	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class
	(Cost $10,341,460)		10,341,460
	Total Investments
	(Cost $590,571,539)		603,136,910
PRINCIPAL AMOUNT IN THOUSANDS
	Floating Rate Notes Related to Securities Held (-18.4%)
$(62,260)	Notes with interest rates ranging from 2.11% to 3.78% at January 31, 2008 and contractual maturities of collateral ranging from 10/01/13 to 08/15/42 +++ (b)
	(Cost ($62,260,000))		(62,260,000)
	Total Net Investments
	(Cost $528,311,539) (c) (d)	159.9%	540,876,910
	Other Assets in Excess of Liabilities	1.6	5,478,405
	Preferred Shares of Beneficial Interest	(61.5)	(208,095,418)
	Net Assets Applicable to Common Shareholders	100.0%	$338,259,897

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
PSF	Texas Permanent School Fund Guarantee Program.
+	Prerefunded to call date shown.
++	Security is a “step-up” bond where the coupon increase on predetermined future date.
+++	Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at January 31, 2008.
*	Underlying security related to inverse floater entered into by the Trust.
#	Resale restricted to qualified institutional investors.
##	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $693,260.
(a)	The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional
Class, an open-end management investment company managed by the Investment Adviser.
Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt
Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley
Institutional Liquidity Tax-Exempt Portfolio - Institutional Class. Income distributions earned by the Fund totaled $99,357, for the period ended January 31, 2008.
(b)	Floating Rate Note Obligations Related to Securities Held – The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds.
The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the
Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as
Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2008, Trust investments with a value of $89,395,435 are held by the
Dealer Trusts and serve as collateral for the $62,260,000 in floating rate note obligations outstanding at that date.
(c)	Securities have been designated as collateral in an amount equal to $110,431,225 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Futures Contracts Open at January 31, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
170	Long	U.S. Treasury Notes 10 Year,	$19,842,188	$89,602
		March 2008
310	Short	U.S. Treasury Notes 5 Year,	(35,030,000)	(778,977)
		March 2008
112	Short	U.S. Treasury Notes 2 Year,	(23,880,501)	(308,840)
		March 2008
98	Short	U.S. Treasury Bonds 20 Year,	(11,692,625)	(25,058)
		March 2008
198	Short	Swap 10 Year,	(22,537,970)	(657,603)
		March 2008
		Net Unrealized Depreciation		$(1,680,876)

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer March 20, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer March 20, 2008

3

Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 20, 2008

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

4

Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 20, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer

5